CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2020	$ 308,887	$ 15,501,436	$ (12,956,498)	$ 2,853,826
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	308,887,410
Issuance of common stock for cash	$ 900	44,100	0	45,000
Issuance of common stock for cash	900,000
Issuance of common stock for services	$ 715	50,765	0	51,480
Issuance of common stock for services	$ 2,000	142,000	0	144,000
Issuance of common stock for services	2,000,000
Issuance of common stock for services	$ 1,000	59,000	0	60,000
Issuance of common stock for services	1,000,000
Issuance of common stock for services	$ 1,178	90,778	0	91,956
Issuance of common stock for services	1,177,778
Net Income/(Loss)	$ 0	0	(1,987,122)	(1,987,122)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2021	$ 338,384	17,075,974	(14,943,620)	2,470,738
Shares, Outstanding, Ending Balance at Dec. 31, 2021	338,384,171
Issuance of common stock for cash	$ 300	14,700	0	15,000
Issuance of common stock for cash	300,000
Issuance of common stock for cash	$ 3,300	161,700	0	165,000
Issuance of common stock for cash	3,300,000
Issuance of common stock for cash	$ 0	0	0	0
Issuance of common stock for debt	$ 1,200	85,200	0	86,400
Issuance of common stock for debt	1,200,000
Issuance of common stock for services	715,000
Issuance of common stock for debt	$ 1,200	58,800	0	60,000
Issuance of common stock for services	$ 3,500	171,500	0	175,000
Issuance of common stock for services	3,500,000
Issuance of common stock for cash	$ 2,000	98,000	0	100,000
Issuance of common stock for cash	2,000,000
Issuance of common stock for debt	$ 12,204	597,995	0	610,199
Issuance of common stock for debt	12,203,983
Cancelation of common stock for debt	$ (200)	(9,813)	0	(10,013)
Cancelation of common stock for debt	(200,267)
Issuance of common stock for cash	$ 508	24,888	0	25,396
Issuance of common stock for cash	507,917
Cancelation of common stock for debt	$ (600)	(43,200)	0	(43,800)
Cancelation of common stock for debt	(600,000)
Issuance of common stock for services	$ 1,000	63,000	0	64,000
Issuance of common stock for services	1,000,000
Issuance of common stock for services	$ 1,000	56,100	0	57,100
Issuance of common stock for services	1,000,000
Issuance of common stock for services	$ 4,400	259,600	0	264,000
Issuance of common stock for services	4,400,000
Issuance of common stock-Note Conversion	$ 341	16,690	0	17,031
Issuance of common stock-Note Conversion, shares	340,621
Issuance of common stock for services	$ 340	16,660	0	17,000
Issuance of common stock for services	340,000
Net Income/(Loss)	$ 0	0	(983,121)	(983,121)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2022	$ 345,172	17,459,899	(15,926,742)	1,878,330
Shares, Outstanding, Ending Balance at Dec. 31, 2022	345,172,442
Issuance of common stock for services	6,400,000
Cancelation of common stock for debt	(200,267)
Issuance of common stock for cash	507,917
Cancelation of common stock for debt	(600,000)
Issuance of common stock for services	$ 320	15,680	0	16,000
Issuance of common stock for services	320,000
Issuance of common stock for services	4,400,000
Issuance of common stock-Note Conversion, shares	340,621
Issuance of common stock for services	340,000
Net Income/(Loss)	$ 0	0	(579,157)	(579,157)
Equity, Attributable to Parent, Ending Balance at Mar. 31, 2023	$ 345,492	$ 17,475,579	$ (16,505,898)	$ 1,315,174
Shares, Outstanding, Ending Balance at Mar. 31, 2023	345,492,442